Document and Entity Information	Aug. 20, 2020
Cover [Abstract]
Entity Registrant Name	Ingevity Corp
Amendment Flag	false
Entity Central Index Key	0001653477
Document Type	8-K
Document Period End Date	Aug. 20, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37586
Entity Tax Identification Number	47-4027764
Entity Address, Address Line One	4920 O’Hear Avenue Suite 400
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	North Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29405
City Area Code	843
Local Phone Number	740-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	NGVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false